BLDRS INDEX FUNDS TRUST

SUPPLEMENT DATED MAY 31, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

(each, a “Fund” and collectively, the “Funds”)

Effective June 4, 2018, the Funds will begin using new CUSIP numbers in connection with their name changes. Accordingly, effective June 4, 2018, the Funds’ new CUSIP numbers are as follows and any reference to a prior CUSIP number is replaced by the applicable new CUSIP number:

New Fund Name	New CUSIP Number
Invesco BLDRS Asia 50 ADR Index Fund	46090C107
Invesco BLDRS Developed Markets 100 ADR Index Fund	46090C206
Invesco BLDRS Emerging Markets 50 ADR Index Fund	46090C305
Invesco BLDRS Europe Select ADR Index Fund	46090C404

Please Retain This Supplement for Future Reference.

P-BLDRS-PRO-1-SUP-2 053118